Loans portfolio - Components (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial investments
Loans	£ 17,042.0	£ 15,173.0
Mortgage loans
Financial investments
Loans	10,535.0	8,544.0
Policy loans
Financial investments
Loans	4,227.0	4,489.0
Other loans
Financial investments
Loans	£ 2,280.0	£ 2,140.0
UK and Europe | Non-linked shareholder-backed | Lifetime (equity-release) mortgages | Average
Financial investments
Estimated loan to value (as a percent)	31.00%	30.00%
Jackson (US insurance operations) | Mortgage loans
Financial investments
Loans with restructured contractual terms	£ 0.0	£ 0.0
Jackson (US insurance operations) | Mortgage loans | Average
Financial investments
Loans	£ 12.6	£ 12.4
Estimated loan to value (as a percent)	55.00%	59.00%
Operating segments | Asia
Financial investments
Loans	£ 1,317.0	£ 1,303.0
Operating segments | Asia | With-profits
Financial investments
Loans	725.0	690.0
Operating segments | Asia | With-profits | Policy loans
Financial investments
Loans	613.0	577.0
Operating segments | Asia | With-profits | Other loans
Financial investments
Loans	112.0	113.0
Operating segments | Asia | Non-linked shareholder-backed
Financial investments
Loans	592.0	613.0
Operating segments | Asia | Non-linked shareholder-backed | Mortgage loans
Financial investments
Loans	177.0	179.0
Operating segments | Asia | Non-linked shareholder-backed | Policy loans
Financial investments
Loans	216.0	226.0
Operating segments | Asia | Non-linked shareholder-backed | Other loans
Financial investments
Loans	199.0	208.0
Operating segments | US
Financial investments
Loans	9,630.0	9,735.0
Operating segments | US | Non-linked shareholder-backed
Financial investments
Loans	9,630.0	9,735.0
Operating segments | US | Non-linked shareholder-backed | Mortgage loans
Financial investments
Loans	6,236.0	6,055.0
Operating segments | US | Non-linked shareholder-backed | Policy loans
Financial investments
Loans	3,394.0	3,680.0
Accounted for at fair value through profit or loss	2,512.0	2,672.0
Operating segments | UK and Europe
Financial investments
Loans	5,986.0	3,572.0
Operating segments | UK and Europe | With-profits
Financial investments
Loans	4,268.0	1,892.0
Operating segments | UK and Europe | With-profits | Mortgage loans
Financial investments
Loans	2,441.0	668.0
Operating segments | UK and Europe | With-profits | Policy loans
Financial investments
Loans	4.0	6.0
Operating segments | UK and Europe | With-profits | Other loans
Financial investments
Loans	1,823.0	1,218.0
Operating segments | UK and Europe | Non-linked shareholder-backed
Financial investments
Loans	1,718.0	1,680.0
Operating segments | UK and Europe | Non-linked shareholder-backed | Mortgage loans
Financial investments
Loans	£ 1,681.0	£ 1,642.0
Percentage related to lifetime (equity release) mortgage business	99.98%	96.29%
Operating segments | UK and Europe | Non-linked shareholder-backed | Other loans
Financial investments
Loans	£ 37.0	£ 38.0
Unallocated to a segment (other operations)
Financial investments
Loans	109.0	563.0
Unallocated to a segment (other operations) | Other loans
Financial investments
Loans	£ 109.0	£ 563.0